Taxation - Cyprus IP box regime (Details)	Jul. 01, 2021
Taxation
Maximum effective tax rate on eligible IP income.	2.50%
Percentage of qualifying profits earned	80.00%
Percentage of tax loss set off limit	20.00%
Period for tax loss carry forward	5 years